Taxes (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Current liabilities	$ 428	$ 371
Non-current liabilities	1,723	1,869
REFIS liabilities	$ 2,151	$ 2,240
SELIC rate (in percentage)	11.75%	13.75%